Principal Accounting Policies (Shared-based compensation, Assumption of Black-Scholes Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Risk-free interest rate, minimum	0.81%	1.76%	1.16%
Risk-free interest rate, maximum	2.11%	2.41%	1.89%
Expected life (years), minimum	5	5	2.8
Expected life (years), maximum	5	5	4
Expected dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	53.00%	52.00%	51.00%
Volatility, maximum	55.00%	53.00%	55.00%
Fair value of options at grant date per share, minimum	$ 48.69	$ 57.24	$ 13.8
Fair value of options at grant date per share, maximum	$ 74.39	$ 73.59	$ 41.98